Earnings per Share (Tables)	9 Months Ended
Jul. 31, 2026
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three and

nine months ended July 31, 2026 and

July 31, 2025.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the three months ended For the nine months ended
July 31 July 31 July 31 July 31
2026 2025 2026 2025
Basic earnings per share
Net income available to common shareholders $ 4,521 $ 3,248 $ 12,512 $ 16,884
Weighted-average number of common shares outstanding

(millions)
1,646.0 1,716.7 1,662.3 1,735.7
Basic earnings per share (Canadian dollars) $ 2.75 $ 1.89 $ 7.53 $ 9.73
Diluted earnings per share
Net income available to common shareholders

including impact of dilutive securities
$ 4,521 $ 3,248 $ 12,512 $ 16,884
Weighted-average number of common shares outstanding

(millions)
1,646.0 1,716.7 1,662.3 1,735.7
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 6.2 2.2 5.3 1.3
Weighted-average number of common shares outstanding

– diluted (millions)
1,652.2 1,718.9 1,667.6 1,737.0
Diluted earnings per share (Canadian dollars) 1 $ 2.74 $ 1.89 $ 7.50 $ 9.72
For the three and nine months ended July 31, 2026, and the three months ended July 31, 2025, no outstanding options were excluded from the computation of diluted earnings per share.
For the nine months ended July 31, 2025, the computation of diluted earnings per share excluded average options outstanding of
4.7

million with a weighted-average exercise price of
$ 92.91 , as the option price was greater than the average market price of the Bank’s common shares.